Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 45,325	¥ 44,741
Reserve funds requires to be maintained by MHFG Group	1,589	1,462
Fair value collateral received that can be sold or repledged	13,419	13,395
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,655	¥ 12,988